Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Schedule of intangible assets, net

	December 31, 2022	December 31, 2023
	RMB	RMB
Customer relationships	3,300	3,300
Trade names	4,822	4,822
Developed technology	17,833	17,833
Total Intangible assets	25,955	25,955
Less: accumulated amortization	(10,341)	(10,341)
impairment	(15,614)	(15,614)
Intangible assets, net	—	—